ACQUISITION OF BUSINESSES (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of detailed information about business combination [abstract]
Disclosure of detailed information about business combinations
Consideration Transferred:

US$ MILLIONS
Cash	$1,249
Total consideration	$1,249
Fair value of assets and liabilities acquired (provisional)(1):

US$ MILLIONS
Cash and cash equivalents	$205
Accounts receivable and other	827
Property, plant and equipment	118
Intangible assets	2,921
Goodwill	3,271
Accounts payable and other liabilities	(797)
Non-recourse borrowings	(1,006)
Deferred income tax liabilities	(635)
Net assets acquired before non-controlling interest	4,904
Non-controlling interest(2)	(3,655)
Net assets acquired	$1,249
1.The fair values of certain acquired assets and liabilities for these operations have been determined on a provisional basis given the proximity of the acquisitions to the reporting date, pending finalization of the determination of the fair values of the acquired assets and liabilities. Our partnership is in the process of obtaining additional information primarily in order to assess the fair values of intangible assets, deferred income taxes and the resulting impact to goodwill as at the date of the acquisitions.
2.Non-controlling interest represents the interest not acquired by Brookfield Infrastructure, measured at fair value at the acquisition dates.
Consideration Transferred:

US$ MILLIONS
Cash	$35
Pre-existing interest in businesses	35
Total consideration	$70
Fair value of assets and liabilities acquired (provisional)(1):

US$ MILLIONS
Cash and cash equivalents	$36
Accounts receivable and other	9
Intangible assets	477
Goodwill	25
Accounts payable and other liabilities	(44)
Non-recourse borrowings	(192)
Deferred income tax liabilities	(83)
Net assets acquired before non-controlling interest	228
Non-controlling interest(2)	(158)
Net assets acquired	$70
1.The fair values of certain acquired assets and liabilities for these operations have been determined on a provisional basis given the proximity of the acquisitions to the reporting date, pending finalization of the determination of the fair values of the acquired assets and liabilities. Our partnership is in the process of obtaining additional information primarily in order to assess the fair values of intangible assets, deferred income taxes and the resulting impact to goodwill as at the date of the acquisitions.
2.Non-controlling interest represents the interest not acquired by Brookfield Infrastructure, measured at fair value at the acquisition dates.
Consideration Transferred:

US$ MILLIONS
Cash	$123
Equity consideration(1)	21
Contingent consideration	17
Total consideration	$161
1. As part of our consideration, we issued shares of the subsidiary which are compound financial instruments.
Fair value of assets and liabilities acquired (provisional)(1):

US$ MILLIONS
Cash and cash equivalents	$6
Accounts receivable and other	24
Property, plant and equipment	161
Intangible assets	302
Goodwill	278
Accounts payable and other liabilities	(54)
Non-recourse borrowings	(51)
Deferred income tax liabilities	(18)
Net assets acquired before non-controlling interest	648
Non-controlling interest(2)	(487)
Net assets acquired	$161
1.The fair values of certain acquired assets and liabilities for these operations have been determined on a provisional basis given the proximity of the acquisitions to the reporting date, pending finalization of the determination of the fair values of the acquired assets and liabilities. Our partnership is in the process of obtaining additional information primarily in order to assess the fair values of property, plant and equipment, intangible assets, deferred income taxes and the resulting impact to goodwill as at the date of the acquisitions.
2.Non-controlling interest represents the interest not acquired by Brookfield Infrastructure, measured at fair value at the acquisition dates.